MASSACHUSETTS FINANCIAL SERVICES COMPANY
             500 BOYLSTON STREET o BOSTON o MASSACHUSETTS 02116-3741
                                 617 o 954-5000



                                        September 24, 2002



VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

     Re: MFS(R)Series Trust VIII (File Nos. 33-37972 and 811-5262) on Behalf of MFS(R)Global Growth Fund

Ladies and Gentlemen:

     This letter serves as notification of the existence of a Spanish language version of a Supplement dated September 17, 2002 to the current Prospectus of the above-named fund. The Supplement was filed electronically with the Securities and Exchange Commission on September 19, 2002, pursuant to Rule 497(e) under the Securities Act of 1933 (EDGAR Accession No. 0000912938-02-000681).

     Pursuant to Rule 306(a) of Regulation S-T, I hereby represent, to the best of my knowledge, that the Supplement filed as described above is a fair and accurate English translation of the corresponding foreign language document.

     Please call the undersigned at (617) 954-5182 or (800) 343-2829 with any questions you may have.

                                        Very truly yours,






                                        JAMES R. BORDEWICK, JR.
                                        James R. Bordewick, Jr.
                                        Assistant Secretary and Assistant
                                          Clerk of the Trust[s]